26. Non-controlling interests (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interests Details 1Abstract
Financial Position of non-controlling interest	R$ 312,885	R$ 558,581	R$ 529,990
Santander Leasing S.A. Arrendamento Mercantil		447	447
Getnet S.A.			249,007
Ole Consignado S.A.		271,078	116,967
Banco PSA Finance Brasil S.A.	138,644	131,222	155,399
Banco Hyundai Capital	167,155	148,589
Rojo Entretenimento S.A.	7,087	7,245	7,015
Return Capital Servicos de Recuperacao de Creditos S.A. (Current name of Ipanema Empreendimentos e Participacoes Ltda.)			R$ 1,155